Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended										0 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 20, 2012	Dec. 31, 2012 M	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Up To $2.0 Billion [Member]	Dec. 31, 2012 Tysabri [Member] Above $2.0 Billion [Member]	Dec. 31, 2012 Janssen AI [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2009 Janssen AI [Member]	Jan. 31, 2013 Janssen AI [Member] Subsequent Event [Member]	Dec. 31, 2012 Johnson & Johnson [Member]	Sep. 30, 2009 Johnson & Johnson [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member] Shares Held In AFS Investment [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Dec. 31, 2012 Prothena [Member]	Dec. 31, 2012 Elan [Member]
Significant Accounting Policies [Line Items]
Reserves to set-off the accumulated deficit		$ 6,199,900,000
Equity interest percentage				30.00%					49.90%							25.00%	6.00%		25.00%	25.00%		6.00%			18.00%
Funding commitment		400,000,000							500,000,000	57,600,000					500,000,000
Maximum additional funding commitment		400,000,000							76,900,000				29,900,000	400,000,000												76,900,000
Non-cash impairment charges									117,300,000
Asset impairment charge		117,300,000							678,900,000
Difference between carrying amount and reported book value of net assets										185,000,000										300,000,000
Equity method investment		14,000,000	675,800,000	209,000,000	235,000,000					130,600,000	209,000,000	235,000,000				528,600,000			528,600,000	528,600,000	527,900,000
Excess of losses over investment									11,000,000	0
Ordinary shares received from divesture of businesses																31,900,000	7,750,000		31,900,000			7,750,000
Percentage of ordinary shares sold																	76.00%
Ordinary shares sold																	24,150,000	24,150,000		24,150,000			7,750,000
Proceeds from sale of ordinary share		380,900,000															380,900,000							169,700,000
Net forward foreign exchange derivative liability		300,000
Upfront payment to be received after exit from the existing collaboration arrangements						3,250,000,000
Percentage of royalty interest earned						12.00%
Global net sales						2,000,000,000
Percentage of royalty interest earned							18.00%	25.00%
Net proceeds on disposal of shares																		380,900,000
Continue ownership of ordinary shares																						7,750,000
Percentage portion of shares sold																		76.00%
Percentage of cash discounts		2.00%
Time period prior to expiration date goods are returnable, in months		6
Time period after expiration date goods are returnable, in months		12
Advertising expenses			600,000	700,000
Percentage of tax benefits recognized upon settlement		50.00%
Cumulative unrecognized net actuarial gain or loss percentage		10.00%
Number of ordinary shares issued																									1
Number of ordinary shares converted																									41	41
Cash distribution to Prothena Corporation, plc	125,000,000	125,000,000
Total value of distribution																									$ 105,700,000